                          AIM VARIABLE INSURANCE FUNDS


                         AIM V.I. SMALL CAP EQUITY FUND

                                (SERIES I SHARES)

                       Supplement dated September 1, 2004
                     to the Prospectus dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004


The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 3 of the Prospectus.

"The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are:

    o Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

    o Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

They are assisted by the Small Cap Core/Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

                          AIM VARIABLE INSURANCE FUNDS


                         AIM V.I. SMALL CAP EQUITY FUND

                               (SERIES II SHARES)

                       Supplement dated September 1, 2004
                     to the Prospectus dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004


The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 3 of the Prospectus.

"The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are:

    o Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

    o Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

They are assisted by the Small Cap Core/Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.